Oakmark Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6%
FINANCIALS – 37.2%
FINANCIAL SERVICES – 21.7%
Ally Financial, Inc.	13,276	$610,027
Capital One Financial Corp.	3,018	605,471
Charles Schwab Corp.	6,058	558,979
Intercontinental Exchange, Inc.	4,420	544,171
Fiserv, Inc. (a)	10,152	497,965
Global Payments, Inc.	5,977	433,677
State Street Corp.	2,108	357,466
Carlyle Group, Inc.	7,162	301,600
Raymond James Financial, Inc.	1,945	295,698
Nasdaq, Inc.	3,725	293,629
Synchrony Financial	3,735	284,047
Corebridge Financial, Inc.	7,780	222,741
Equitable Holdings, Inc.	4,752	208,527
		5,213,998
BANKS – 8.1%
Citigroup, Inc.	4,959	694,034
First Citizens BancShares, Inc., Class A	277	575,338
Bank of America Corp.	6,860	390,877
Wells Fargo & Co.	3,592	296,843
		1,957,092
INSURANCE – 7.4%
American International Group, Inc.	6,839	509,714
Willis Towers Watson PLC	1,939	506,796
Reinsurance Group of America, Inc.	1,883	400,426
Marsh & McLennan Cos., Inc.	2,146	357,674
		1,774,610
		8,945,700
HEALTH CARE – 11.2%
HEALTH CARE EQUIPMENT & SERVICES – 6.3%
Elevance Health, Inc.	1,705	659,375
Zimmer Biomet Holdings, Inc.	5,621	483,937
GE HealthCare Technologies, Inc.	5,954	381,115
		1,524,427
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.9%
Merck & Co., Inc.	5,309	682,207
IQVIA Holdings, Inc. (a)	2,565	495,667
		1,177,874
		2,702,301
INDUSTRIALS – 10.8%
TRANSPORTATION – 5.2%
Delta Air Lines, Inc.	8,020	751,162
Union Pacific Corp.	1,829	497,488
		1,248,650
CAPITAL GOODS – 4.2%
AerCap Holdings NV	2,900	422,762
Fortune Brands Innovations, Inc.	5,673	311,464
Masco Corp.	3,289	267,634
		1,001,860
COMMERCIAL & PROFESSIONAL SERVICES – 1.4%
Equifax, Inc.	2,180	346,010
		2,596,520
CONSUMER DISCRETIONARY – 8.4%
CONSUMER SERVICES – 3.5%
Airbnb, Inc., Class A (a)	4,911	702,764
Booking Holdings, Inc.	780	139,027
		841,791
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.1%
Amazon.com, Inc. (a)	1,247	297,210
Genuine Parts Co.	1,646	194,195
		491,405
AUTOMOBILES & COMPONENTS – 1.7%
General Motors Co.	5,295	408,147
CONSUMER DURABLES & APPAREL – 1.1%
NIKE, Inc., Class B	6,472	265,655
		2,006,998
INFORMATION TECHNOLOGY – 6.8%
SOFTWARE & SERVICES – 4.7%
Salesforce, Inc.	3,553	556,613
Roper Technologies, Inc.	911	308,273
Adobe, Inc. (a)	1,289	264,271
		1,129,157
TECHNOLOGY HARDWARE & EQUIPMENT – 2.1%
CDW Corp.	2,252	316,701
TE Connectivity PLC	873	176,095
		492,796
		1,621,953
ENERGY – 6.2%
Targa Resources Corp.	2,882	772,779
ConocoPhillips	5,374	558,640
Phillips 66	892	150,875
		1,482,294
CONSUMER STAPLES – 5.3%
FOOD, BEVERAGE & TOBACCO – 3.8%
Keurig Dr. Pepper, Inc.	21,623	707,711
Constellation Brands, Inc., Class A	1,490	207,244
		914,955
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
Sysco Corp.	4,235	353,961
		1,268,916
MATERIALS – 4.0%
Corteva, Inc.	7,564	640,570
Amrize Ltd.	6,094	324,810
		965,380

OAKMARK FUNDS

Oakmark Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6% (cont.)
COMMUNICATION SERVICES – 4.0%
MEDIA & ENTERTAINMENT – 3.7%
Alphabet, Inc., Class A (b)	960	$343,247
Netflix, Inc. (a)	3,660	261,288
Alphabet, Inc., Class C	613	216,613
Liberty Broadband Corp., Class C (a)	2,170	72,174
Charter Communications, Inc., Class A (a)	33	4,750
		898,072
TELECOMMUNICATION SERVICES – 0.3%
Comcast Corp., Class A	2,362	57,987
		956,059
REAL ESTATE – 0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.7%
CBRE Group, Inc., Class A (a)	1,258	169,440
TOTAL COMMON STOCKS – 94.6%
(Cost $18,147,953)		22,715,561
TOTAL PURCHASED OPTIONS – 0.1%
(Premium Paid $13,564)		12,508

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.4%
REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $1,301,872, collateralized by United States Treasury Notes, 3.375% - 3.875% due 12/31/27, aggregate value plus accrued interest of $1,327,776 (Cost: $1,301,741)	$1,301,741	1,301,741
TOTAL SHORT-TERM INVESTMENTS – 5.4%
(Cost $1,301,741)		1,301,741
TOTAL INVESTMENTS – 100.1% (Cost $19,463,258)		24,029,810
Liabilities In Excess of Other Assets – (0.1)%		(15,653)
TOTAL NET ASSETS – 100.0%		$24,014,157

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.

Oakmark.com

Oakmark Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

PURCHASED OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums Paid (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Accenture PLC	$130.00	8/21/26	21,200	$263,813	$12,508	$13,564	$(1,056)
				$263,813	$12,508	$13,564	$(1,056)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$375.00	9/18/26	(4,000)	$(142,948)	$(7,020)	$(15,506)	$8,486
				$(142,948)	$(7,020)	$(15,506)	$8,486
PUTS
Accenture PLC	$120.00	8/21/26	(22,700)	$(282,479)	$(14,982)	$(18,488)	$3,506
				$(282,479)	$(14,982)	$(18,488)	$3,506

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$22,715,561	$0	$0
Call Options Purchased	12,508	0	0
Short-Term Investments	0	1,301,741	0
Call Options Written—Liabilities	(7,020)	0	0
Put Options Written—Liabilities	(14,982)	0	0
Total	$22,706,067	$1,301,741	$0

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.0%
FINANCIALS – 29.8%
FINANCIAL SERVICES – 17.8%
Charles Schwab Corp.	4,617	$426,005
Intercontinental Exchange, Inc.	3,342	411,416
Capital One Financial Corp.	1,750	351,104
Ally Financial, Inc.	6,306	289,752
		1,478,277
BANKS – 6.4%
First Citizens BancShares, Inc., Class A	256	532,707
INSURANCE – 5.6%
Marsh & McLennan Cos., Inc.	2,821	470,226
		2,481,210
HEALTH CARE – 20.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 15.1%
IQVIA Holdings, Inc. (a)	2,606	503,435
ICON PLC (a)	2,369	411,519
Charles River Laboratories International, Inc. (a)	1,498	339,731
		1,254,685
HEALTH CARE EQUIPMENT & SERVICES – 5.8%
Centene Corp. (a)	7,525	483,030
		1,737,715
CONSUMER DISCRETIONARY – 9.4%
CONSUMER SERVICES – 4.8%
Airbnb, Inc., Class A (a)	2,805	401,381
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.6%
Lithia Motors, Inc. (b)	1,309	380,280
		781,661
INFORMATION TECHNOLOGY – 8.6%
SOFTWARE & SERVICES – 8.6%
Salesforce, Inc.	3,414	534,822
Gartner, Inc. (a)	1,394	180,690
		715,512
CONSUMER STAPLES – 7.6%
FOOD, BEVERAGE & TOBACCO – 7.6%
Keurig Dr. Pepper, Inc.	19,413	635,374
INDUSTRIALS – 6.5%
COMMERCIAL & PROFESSIONAL SERVICES – 6.5%
Paycom Software, Inc. (b)	2,517	316,362
Equifax, Inc.	1,414	224,430
		540,792
ENERGY – 6.1%
Targa Resources Corp.	1,186	318,014
ConocoPhillips	1,484	154,288
Phillips 66	183	30,852
		503,154
COMMUNICATION SERVICES – 3.4%
MEDIA & ENTERTAINMENT – 3.4%
Alphabet, Inc., Class A (c)	509	181,871
Alphabet, Inc., Class C	290	102,433
		284,304
REAL ESTATE – 2.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.7%
CBRE Group, Inc., Class A (a)	1,690	227,593
TOTAL COMMON STOCKS – 95.0%
(Cost $6,507,512)		7,907,315

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.4%
REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $447,824, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $456,735 (Cost: $447,779)	$447,779	447,779
TOTAL SHORT-TERM INVESTMENTS – 5.4%
(Cost $447,779)		447,779
TOTAL INVESTMENTS – 100.4% (Cost $6,955,291)		8,355,094
Liabilities In Excess of Other Assets – (0.4)%		(35,147)
TOTAL NET ASSETS – 100.0%		$8,319,947

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	All or a portion of this investment is held in connection with one or more options within the Fund.

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$390.00	8/21/26	(2,500)	$(89,343)	$(2,194)	$(6,795)	$4,601
				$(89,343)	$(2,194)	$(6,795)	$4,601

Schedule of Transactions with Affiliated Issuers

If a Fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the Fund as defined in the Investment Company Act of 1940. The industry, country or geographic region for each of the affiliates below can be found in the Schedule of Investments. Transactions in affiliated investments for the period ended June 30, 2026 were as follows:

Affiliates	Shares Held (in thousands)	Purchases (Cost) (in thousands)	Sales (Proceeds) (in thousands)	Realized Gain/(Loss) (in thousands)	Change in Unrealized (in thousands)	Dividend Income (in thousands)	Value September 30, 2025 (in thousands)	Value June 30, 2026 (in thousands)	Percent of Net Assets
Lithia Motors Cl A	1,309	$—	$—	$—	$(33,396)	$2,186	$413,676	$380,280	4.57%
Paycom Software	2,517	494,672	(271,562)	(75,578)	(46,324)	1,493	215,154	316,362	3.80%
TOTAL	3,826	$494,672	$(271,562)	$(75,578)	$(79,720)	$3,679	$628,830	$696,642	8.37%

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$7,907,315	$0	$0
Short-Term Investments	0	447,779	0
Call Options Written—Liabilities	(2,194)	0	0
Total	$7,905,121	$447,779	$0

Oakmark.com

Oakmark Global Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.5%
FINANCIALS – 17.5%
FINANCIAL SERVICES – 8.2%
Julius Baer Group Ltd. (Switzerland)	368	$31,764
Corebridge Financial, Inc. (United States)	843	24,144
Intercontinental Exchange, Inc. (United States)	137	16,903
Capital One Financial Corp. (United States)	76	15,147
		87,958
BANKS – 4.7%
BNP Paribas SA (France)	294	34,300
Bank of America Corp. (United States)	292	16,632
		50,932
INSURANCE – 4.6%
Willis Towers Watson PLC (United States)	92	23,994
Prudential PLC (United Kingdom)	1,004	13,353
American International Group, Inc. (United States)	160	11,955
		49,302
		188,192
CONSUMER DISCRETIONARY – 16.7%
CONSUMER DURABLES & APPAREL – 6.1%
adidas AG (Germany)	151	30,850
Brunswick Corp. (United States)	175	14,744
LVMH Moet Hennessy Louis Vuitton SE (France)	18	10,067
Kering SA (France)	35	9,974
		65,635
CONSUMER SERVICES – 6.0%
Airbnb, Inc., Class A (United States) (a)	236	33,757
Compass Group PLC (United Kingdom)	529	17,084
Vail Resorts, Inc. (United States)	99	13,438
		64,279
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.2%
Prosus NV (Netherlands)	505	21,905
Alibaba Group Holding Ltd. (China)	1,115	13,196
		35,101
AUTOMOBILES & COMPONENTS – 1.4%
Bayerische Motoren Werke AG (Germany)	236	15,460
		180,475
INFORMATION TECHNOLOGY – 15.8%
SOFTWARE & SERVICES – 8.1%
Salesforce, Inc. (United States)	154	24,063
Dassault Systemes SE (France)	941	19,161
SAP SE (Germany)	125	19,123
Capgemini SE (France)	154	15,487
Gartner, Inc. (United States) (a)	74	9,553
		87,387
TECHNOLOGY HARDWARE & EQUIPMENT – 7.7%
Samsung Electronics Co. Ltd. (South Korea)	184	39,598
Hamamatsu Photonics KK (Japan)	1,130	18,563
Hexagon AB, Class B (Sweden)	2,013	16,635
TE Connectivity PLC (Ireland)	40	8,104
		82,900
		170,287
HEALTH CARE – 15.7%
HEALTH CARE EQUIPMENT & SERVICES – 8.5%
Elevance Health, Inc. (United States)	63	24,175
Envista Holdings Corp. (United States) (a)	786	20,720
Becton Dickinson & Co. (United States)	116	17,569
Cooper Cos., Inc. (United States) (a)	221	15,826
Molina Healthcare, Inc. (United States) (a)	57	13,057
		91,347
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.2%
IQVIA Holdings, Inc. (United States) (a)	183	35,263
Bayer AG (Germany)	501	27,722
AstraZeneca PLC (United Kingdom)	76	14,449
		77,434
		168,781
INDUSTRIALS – 13.3%
CAPITAL GOODS – 10.6%
Sunbelt Rentals Holdings, Inc. (United States)	422	31,557
CNH Industrial NV (United States)	2,673	30,018
Brenntag SE (Germany)	382	23,197
Owens Corning (United States)	115	18,328
Deere & Co. (United States)	17	10,784
		113,884
TRANSPORTATION – 2.7%
DSV AS (Denmark)	126	29,743
		143,627
CONSUMER STAPLES – 9.3%
FOOD, BEVERAGE & TOBACCO – 7.1%
Keurig Dr. Pepper, Inc. (United States)	765	25,045
Mondelez International, Inc., Class A (United States)	411	23,778
Pernod Ricard SA (France)	195	14,207
Diageo PLC (United Kingdom)	651	13,145
		76,175
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.2%
Sysco Corp. (United States)	288	24,037
		100,212
MATERIALS – 4.6%
Symrise AG (Germany)	266	26,722
Glencore PLC (Switzerland)	3,338	22,750
		49,472

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.5% (cont.)
COMMUNICATION SERVICES – 2.6%
MEDIA & ENTERTAINMENT – 2.6%
Alphabet, Inc., Class A (United States)	46	$16,400
Netflix, Inc. (United States) (a)	171	12,231
		28,631
ENERGY – 1.0%
Targa Resources Corp. (United States)	28	7,474
ConocoPhillips (United States)	34	3,515
		10,989
TOTAL COMMON STOCKS – 96.5%
(Cost $881,013)		1,040,666

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $34,255, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $34,937 (Cost: $34,252)	$34,252	34,252
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $34,252)		34,252
TOTAL INVESTMENTS – 99.7% (Cost $915,265)		1,074,918
Foreign Currencies (Cost $2) – 0.0% (b)		2
Other Assets In Excess of Liabilities – 0.3%		3,111
TOTAL NET ASSETS – 100.0%		$1,078,031

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

Oakmark.com

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
North America		51.3%
	United States		51.3%
Europe		41.8%
	Germany		13.7%
	France		9.9%
	United Kingdom		5.6%
	Switzerland		5.2%
	Denmark		2.9%
	Netherlands		2.1%
	Sweden		1.6%
	Ireland		0.8%
Asia		6.9%
	South Korea		3.8%
	Japan		1.8%
	China		1.3%
			100.0%

Oakmark Global Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$1,040,666	$0	$0
Short-Term Investments	0	34,252	0
Total	$1,040,666	$34,252	$0

OAKMARK FUNDS

Oakmark Global Select Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.4%
FINANCIALS – 22.4%
FINANCIAL SERVICES – 11.8%
Charles Schwab Corp. (United States)	409	$37,776
Capital One Financial Corp. (United States)	150	30,133
Intercontinental Exchange, Inc. (United States)	239	29,448
		97,357
BANKS – 7.4%
BNP Paribas SA (France)	523	60,990
INSURANCE – 3.2%
American International Group, Inc. (United States)	348	25,954
		184,301
HEALTH CARE – 21.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.8%
IQVIA Holdings, Inc. (United States) (a)	279	53,947
Bayer AG (Germany)	621	34,357
		88,304
HEALTH CARE EQUIPMENT & SERVICES – 10.6%
Becton Dickinson & Co. (United States)	248	37,562
Elevance Health, Inc. (United States)	76	29,430
Molina Healthcare, Inc. (United States) (a)	89	20,364
		87,356
		175,660
INDUSTRIALS – 15.0%
CAPITAL GOODS – 10.5%
CNH Industrial NV (United States)	4,748	53,320
Sunbelt Rentals Holdings, Inc. (United States)	443	33,135
		86,455
TRANSPORTATION – 4.5%
DSV AS (Denmark)	156	36,821
		123,276
CONSUMER STAPLES – 12.6%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 5.8%
Sysco Corp. (United States)	573	47,925
HOUSEHOLD & PERSONAL PRODUCTS – 3.7%
Reckitt Benckiser Group PLC (United Kingdom)	466	30,338
FOOD, BEVERAGE & TOBACCO – 3.1%
Diageo PLC (United Kingdom)	1,275	25,751
		104,014
CONSUMER DISCRETIONARY – 11.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 6.6%
Prosus NV (Netherlands)	729	31,657
Alibaba Group Holding Ltd. (China)	1,883	22,296
		53,953
CONSUMER SERVICES – 2.8%
Compass Group PLC (United Kingdom)	708	22,855
AUTOMOBILES & COMPONENTS – 2.3%
Bayerische Motoren Werke AG (Germany)	295	19,268
		96,076
INFORMATION TECHNOLOGY – 6.6%
SOFTWARE & SERVICES – 6.6%
Salesforce, Inc. (United States)	199	31,144
SAP SE (Germany)	75	11,498
Dassault Systemes SE (France)	564	11,481
		54,123
COMMUNICATION SERVICES – 4.3%
MEDIA & ENTERTAINMENT – 4.3%
Alphabet, Inc., Class A (United States)	99	35,407
ENERGY – 2.4%
ConocoPhillips (United States)	189	19,627
TOTAL COMMON STOCKS – 96.4%
(Cost $674,742)		792,484

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.4%
REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $28,308, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $28,872 (Cost: $28,305)	$28,305	28,305
TOTAL SHORT-TERM INVESTMENTS – 3.4%
(Cost $28,305)		28,305
TOTAL INVESTMENTS – 99.8% (Cost $703,047)		820,789
Foreign Currencies (Cost $1) – 0.0% (b)		1
Other Assets In Excess of Liabilities – 0.2%		1,753
TOTAL NET ASSETS – 100.0%		$822,543

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
North America		61.2%
	United States		61.2%
Europe		36.0%
	United Kingdom		10.0%
	France		9.1%
	Germany		8.2%
	Denmark		4.7%
	Netherlands		4.0%
Asia		2.8%
	China		2.8%
			100.0%

Oakmark Global Select Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$792,484	$0	$0
Short-Term Investments	0	28,305	0
Total	$792,484	$28,305	$0

OAKMARK FUNDS

Oakmark International Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.9%
CONSUMER DISCRETIONARY – 22.9%
CONSUMER DURABLES & APPAREL – 8.7%
adidas AG (Germany)	1,876	$384,543
LVMH Moet Hennessy Louis Vuitton SE (France)	558	308,866
Cie Financiere Richemont SA, Class A (Switzerland)	916	211,374
Kering SA (France)	592	167,137
		1,071,920
CONSUMER SERVICES – 5.6%
Compass Group PLC (United Kingdom)	11,223	362,490
Accor SA (France)	5,737	333,255
		695,745
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 5.2%
Prosus NV (Netherlands)	6,368	276,405
Coupang, Inc. (South Korea) (a)	11,182	194,226
Alibaba Group Holding Ltd. (China)	14,991	177,478
		648,109
AUTOMOBILES & COMPONENTS – 3.4%
Bayerische Motoren Werke AG (Germany)	3,435	224,767
Continental AG (Germany)	2,437	200,902
		425,669
		2,841,443
INDUSTRIALS – 19.2%
CAPITAL GOODS – 15.7%
Sunbelt Rentals Holdings, Inc. (United States)	4,575	342,238
CNH Industrial NV (United States)	23,993	269,436
Bunzl PLC (United Kingdom)	7,680	267,933
Airbus SE (France)	1,149	255,484
Daimler Truck Holding AG (Germany)	4,880	235,305
Brenntag SE (Germany)	3,692	224,332
SMC Corp. (Japan)	417	182,765
IMCD NV (Netherlands)	1,912	172,599
		1,950,092
TRANSPORTATION – 3.0%
DSV AS (Denmark)	1,251	296,318
Ryanair Holdings PLC (Italy)	1,901	59,419
Ryanair Holdings PLC ADR (Ireland) (b)	218	14,135
		369,872
COMMERCIAL & PROFESSIONAL SERVICES – 0.5%
Bureau Veritas SA (France)	1,831	56,011
		2,375,975
FINANCIALS – 15.1%
BANKS – 8.3%
BNP Paribas SA (France)	3,765	439,411
KB Financial Group, Inc. (South Korea)	1,869	191,783
Axis Bank Ltd. (India)	12,323	175,191
Intesa Sanpaolo SpA (Italy)	24,581	168,233
Bank Mandiri Persero Tbk. PT (Indonesia)	254,752	54,854
		1,029,472
INSURANCE – 4.5%
Prudential PLC (United Kingdom)	14,446	192,187
ASR Nederland NV (Netherlands)	2,505	188,991
Allianz SE (Germany)	384	181,831
		563,009
FINANCIAL SERVICES – 2.3%
London Stock Exchange Group PLC (United Kingdom)	1,523	164,833
Edenred SE (France)	4,672	120,122
		284,955
		1,877,436
CONSUMER STAPLES – 12.7%
FOOD, BEVERAGE & TOBACCO – 7.2%
Danone SA (France)	2,811	230,410
Asahi Group Holdings Ltd. (Japan)	21,289	202,686
Pernod Ricard SA (France)	2,641	192,705
Fomento Economico Mexicano SAB de CV ADR (Mexico) (b)	1,194	152,759
Diageo PLC (United Kingdom)	6,006	121,286
		899,846
HOUSEHOLD & PERSONAL PRODUCTS – 5.5%
Reckitt Benckiser Group PLC (United Kingdom)	4,585	298,685
Unilever PLC (United Kingdom)	4,201	252,267
Unicharm Corp. (Japan)	22,126	128,404
		679,356
		1,579,202
INFORMATION TECHNOLOGY – 9.9%
SOFTWARE & SERVICES – 6.6%
SAP SE (Germany)	2,113	323,501
Dassault Systemes SE (France)	10,835	220,557
Fujitsu Ltd. (Japan)	8,587	171,477
Capgemini SE (France)	1,036	104,122
		819,657
TECHNOLOGY HARDWARE & EQUIPMENT – 2.3%
Hexagon AB, Class B (Sweden)	34,477	284,882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
ASML Holding NV (Netherlands)	59	117,675
		1,222,214
MATERIALS – 6.8%
Symrise AG (Germany)	3,336	334,755
Akzo Nobel NV (Netherlands)	2,861	193,979
Glencore PLC (Switzerland)	26,966	183,780
thyssenkrupp AG (Germany)	11,075	131,664
		844,178

OAKMARK FUNDS

Oakmark International Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.9% (cont.)
HEALTH CARE – 6.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.3%
Bayer AG (Germany)	4,520	$250,040
AstraZeneca PLC (United Kingdom)	883	167,415
Haleon PLC ADR (United States) (b)	13,301	124,094
		541,549
HEALTH CARE EQUIPMENT & SERVICES – 2.4%
Siemens Healthineers AG (Germany)	4,656	181,937
Fresenius SE & Co. KGaA (Germany)	2,446	111,696
		293,633
		835,182
COMMUNICATION SERVICES – 1.6%
MEDIA & ENTERTAINMENT – 1.6%
Publicis Groupe SA (France)	2,038	201,372
TOTAL COMMON STOCKS – 94.9%
(Cost $10,240,595)		11,777,002

PREFERRED STOCKS – 1.7%
INFORMATION TECHNOLOGY – 1.7%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Samsung Electronics Co. Ltd. (South Korea)	1,537	210,352
TOTAL PREFERRED STOCKS – 1.7%
(Cost $61,697)		210,352

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.6%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $290,895, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $296,684 (Cost: $290,866)	$290,866	290,866

COMMERCIAL PAPER – 0.3%
American Honda Finance Corp.,
4.045% - 4.121%, due 07/06/26 - 07/09/26 (c) (Cost $33,623)	33,650	33,620
TOTAL COMMERCIAL PAPER – 0.3%
(Cost $33,623)		33,620
TOTAL SHORT-TERM INVESTMENTS – 2.6%
(Cost $324,489)		324,486
TOTAL INVESTMENTS – 99.2% (Cost $10,626,781)		12,311,840
Foreign Currencies (Cost $7,220) – 0.1%		7,255
Other Assets In Excess of Liabilities – 0.7%		87,507
TOTAL NET ASSETS – 100.0%		$12,406,602

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Oakmark.com

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
Europe		78.4%
	Germany		23.2%
	France		21.9%
	United Kingdom		15.2%
	Netherlands		7.9%
	Switzerland		3.3%
	Denmark		2.5%
	Sweden		2.4%
	Italy		1.9%
	Ireland		0.1%
Asia		14.2%
	Japan		5.7%
	South Korea		5.0%
	China		1.5%
	India		1.5%
	Indonesia		0.5%
North America		6.1%
	United States		6.1%
Latin America		1.3%
	Mexico		1.3%
			100.0%

Oakmark International Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$11,777,002	$0	$0
Preferred Stocks	210,352	0	0
Short-Term Investments	0	324,486	0
Total	$11,987,354	$324,486	$0

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8%
INDUSTRIALS – 26.3%
CAPITAL GOODS – 16.8%
Azelis Group NV (Belgium)	2,814	$29,920
Valmet OYJ (Finland)	1,177	28,413
Howden Joinery Group PLC (United Kingdom)	2,389	26,544
Duerr AG (Germany)	1,252	25,356
Fluidra SA (Spain)	951	21,504
Travis Perkins PLC (United Kingdom)	2,473	18,125
Konecranes OYJ (Finland)	483	14,831
dormakaba Holding AG (Switzerland)	191	12,307
MISUMI Group, Inc. (Japan)	308	7,554
Hiab OYJ (Finland)	119	7,533
Metso OYJ (Finland)	369	6,412
		198,499
COMMERCIAL & PROFESSIONAL SERVICES – 9.0%
ISS AS (Denmark)	500	20,436
Bravida Holding AB (Sweden)	1,567	19,974
Adecco Group AG (Switzerland)	871	16,054
Visional, Inc. (Japan) (a)	320	15,350
Hays PLC (United Kingdom)	29,028	12,005
Loomis AB (Sweden)	237	11,620
SThree PLC (United Kingdom)	2,775	5,830
Randstad NV (Netherlands)	201	5,778
		107,047
TRANSPORTATION – 0.5%
SATS Ltd. (Singapore)	1,782	6,239
		311,785
CONSUMER DISCRETIONARY – 14.0%
AUTOMOBILES & COMPONENTS – 6.9%
Aumovio SE (Germany) (a)	580	23,870
Pirelli & C SpA (Italy)	2,840	21,462
Dometic Group AB (Sweden) (a)	7,172	18,418
Autoliv, Inc. (Sweden)	154	17,879
		81,629
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.6%
Fielmann Group AG (Germany)	637	31,127
CONSUMER DURABLES & APPAREL – 2.4%
Ermenegildo Zegna NV (Italy)	1,737	22,609
Birkenstock Holding PLC (Germany) (a)	133	5,710
		28,319
CONSUMER SERVICES – 2.1%
Wynn Macau Ltd. (China)	29,613	19,068
Minor International PCL (Thailand)	8,572	6,373
		25,441
		166,516
INFORMATION TECHNOLOGY – 13.4%
SOFTWARE & SERVICES – 8.2%
Atea ASA (Norway)	2,228	38,903
TeamViewer SE (Germany) (a)	3,433	19,253
TIS, Inc. (Japan)	850	16,548
Reply SpA (Italy)	87	9,101
Alten SA (France)	117	7,067
DTS Corp. (Japan)	957	5,888
		96,760
TECHNOLOGY HARDWARE & EQUIPMENT – 5.2%
Jenoptik AG (Germany)	453	24,280
Hamamatsu Photonics KK (Japan)	1,262	20,726
Jeol Ltd. (Japan)	369	16,894
		61,900
		158,660
FINANCIALS – 11.5%
FINANCIAL SERVICES – 8.0%
Julius Baer Group Ltd. (Switzerland)	428	37,015
Azimut Holding SpA (Italy)	713	28,890
EFG International AG (Switzerland)	765	15,357
St. James's Place PLC (United Kingdom)	830	13,338
		94,600
BANKS – 3.5%
iM Financial Group Co. Ltd. (South Korea)	2,190	23,764
BNK Financial Group, Inc. (South Korea)	1,661	18,283
		42,047
		136,647
CONSUMER STAPLES – 9.2%
FOOD, BEVERAGE & TOBACCO – 4.3%
Davide Campari-Milano NV (Italy)	4,761	29,636
Bakkafrost P (Faroe Islands)	534	21,725
		51,361
HOUSEHOLD & PERSONAL PRODUCTS – 2.5%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	13,129	29,076
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.4%
Sugi Holdings Co. Ltd. (Japan)	1,477	28,622
		109,059
HEALTH CARE – 7.0%
HEALTH CARE EQUIPMENT & SERVICES – 7.0%
Convatec Group PLC (United Kingdom)	11,211	31,973
Amplifon SpA (Italy)	2,727	29,531
Ansell Ltd. (Australia)	986	21,667
		83,171
REAL ESTATE – 5.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.3%
Colliers International Group, Inc. (Canada)	254	23,807
Katitas Co. Ltd. (Japan)	1,005	20,432
Ayala Land, Inc. (Philippines)	59,010	14,231
LSL Property Services PLC (United Kingdom)	1,778	4,858
		63,328

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8% (cont.)
MATERIALS – 4.6%
Robertet SA (France)	30	$27,813
Lanxess AG (Germany)	1,044	18,089
Kansai Paint Co. Ltd. (Japan)	434	7,071
Essentra PLC (United Kingdom)	1,329	1,408
		54,381
COMMUNICATION SERVICES – 4.5%
MEDIA & ENTERTAINMENT – 3.9%
oOh!media Ltd. (Australia)	24,102	24,196
Megacable Holdings SAB de CV (Mexico)	4,222	15,147
Scout24 SE (Germany)	78	6,481
		45,824
TELECOMMUNICATION SERVICES – 0.6%
Sarana Menara Nusantara Tbk. PT (Indonesia)	354,368	7,214
		53,038
TOTAL COMMON STOCKS – 95.8%
(Cost $1,049,738)		1,136,585

PREFERRED STOCKS – 1.0%
CONSUMER STAPLES – 1.0%
FOOD, BEVERAGE & TOBACCO – 1.0%
Embotelladora Andina SA, Class B (Chile)	2,377	11,833
TOTAL PREFERRED STOCKS – 1.0%
(Cost $6,881)		11,833

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.6%
REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $30,318, collateralized by a United States Treasury Note, 3.875% due 12/31/27, value plus accrued interest of $30,922 (Cost: $30,315)	$30,315	30,315
TOTAL SHORT-TERM INVESTMENTS – 2.6%
(Cost $30,315)		30,315
TOTAL INVESTMENTS – 99.4% (Cost $1,086,934)		1,178,733
Foreign Currencies (Cost $419) – 0.0% (b)		420
Other Assets In Excess of Liabilities – 0.6%		6,600
TOTAL NET ASSETS – 100.0%		$1,185,753

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.

Oakmark.com

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2026 (Unaudited)

		% of Equity Investments
Europe		68.6%
	Germany		13.4%
	Italy		12.3%
	United Kingdom		9.9%
	Switzerland		7.0%
	Sweden		5.9%
	Finland		5.0%
	Norway		3.4%
	France		3.0%
	Belgium		2.6%
	Faroe Islands		1.9%
	Spain		1.9%
	Denmark		1.8%
	Netherlands		0.5%
Asia		20.4%
	Japan		12.1%
	South Korea		3.7%
	China		1.7%
	Philippines		1.2%
	Indonesia		0.6%
	Thailand		0.6%
	Singapore		0.5%
Latin America		4.9%
	Mexico		3.9%
	Chile		1.0%
Australasia		4.0%
	Australia		4.0%
North America		2.1%
	Canada		2.1%
			100.0%

Oakmark International Small Cap Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$1,136,585	$0	$0
Preferred Stocks	11,833	0	0
Short-Term Investments	0	30,315	0
Total	$1,148,418	$30,315	$0

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 60.1%
FINANCIALS – 17.0%
FINANCIAL SERVICES – 10.3%
Ally Financial, Inc.	2,331	$107,128
Intercontinental Exchange, Inc.	852	104,902
Charles Schwab Corp.	1,103	101,758
Capital One Financial Corp.	454	90,981
Corebridge Financial, Inc.	2,911	83,347
Fiserv, Inc. (a)	938	46,009
State Street Corp.	207	35,141
Nasdaq, Inc.	421	33,199
		602,465
INSURANCE – 5.3%
Reinsurance Group of America, Inc.	584	124,166
Willis Towers Watson PLC	394	102,954
American International Group, Inc.	1,110	82,698
		309,818
BANKS – 1.4%
Bank of America Corp.	1,457	83,026
		995,309
HEALTH CARE – 9.3%
HEALTH CARE EQUIPMENT & SERVICES – 4.9%
Elevance Health, Inc.	313	121,085
Zimmer Biomet Holdings, Inc.	829	71,377
GE HealthCare Technologies, Inc.	864	55,279
Centene Corp. (a)	576	36,961
		284,702
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.4%
Merck & Co., Inc.	624	80,210
IQVIA Holdings, Inc. (a)	394	76,148
Charles River Laboratories International, Inc. (a)	246	55,745
ICON PLC (a)	264	45,772
		257,875
		542,577
INFORMATION TECHNOLOGY – 8.4%
SOFTWARE & SERVICES – 5.0%
Salesforce, Inc.	644	100,873
Accenture PLC, Class A	471	58,624
Roper Technologies, Inc.	148	50,115
Gartner, Inc. (a)	379	49,126
Adobe, Inc. (a)	154	31,553
		290,291
TECHNOLOGY HARDWARE & EQUIPMENT – 3.4%
CDW Corp.	805	113,201
TE Connectivity PLC	432	87,071
		200,272
		490,563
CONSUMER DISCRETIONARY – 7.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.5%
Amazon.com, Inc. (a)	458	109,255
Lithia Motors, Inc.	246	71,548
Genuine Parts Co.	205	24,233
		205,036
CONSUMER SERVICES – 2.4%
Airbnb, Inc., Class A (a)	775	110,903
Wendy's Co.	3,397	28,164
		139,067
CONSUMER DURABLES & APPAREL – 1.1%
Brunswick Corp.	513	43,190
NIKE, Inc., Class B	540	22,171
		65,361
		409,464
COMMUNICATION SERVICES – 5.4%
MEDIA & ENTERTAINMENT – 4.6%
Alphabet, Inc., Class A (b)	289	103,347
Alphabet, Inc., Class C	206	72,660
Netflix, Inc. (a)	750	53,557
Warner Music Group Corp., Class A	1,389	37,598
		267,162
TELECOMMUNICATION SERVICES – 0.8%
Comcast Corp., Class A	1,933	47,450
		314,612
CONSUMER STAPLES – 4.6%
FOOD, BEVERAGE & TOBACCO – 3.7%
Keurig Dr. Pepper, Inc.	4,805	157,268
Mondelez International, Inc., Class A	1,056	61,090
		218,358
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.9%
Sysco Corp.	618	51,644
		270,002
INDUSTRIALS – 4.6%
CAPITAL GOODS – 1.9%
Masco Corp.	643	52,305
Owens Corning	254	40,344
Allison Transmission Holdings, Inc.	146	16,426
		109,075
COMMERCIAL & PROFESSIONAL SERVICES – 1.6%
Equifax, Inc.	304	48,315

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 60.1% (cont.)
INDUSTRIALS – 4.6% (cont.)
COMMERCIAL & PROFESSIONAL SERVICES – 1.6% (cont.)
ABM Industries, Inc.	1,060	$46,881
		95,196
TRANSPORTATION – 1.1%
Delta Air Lines, Inc.	668	62,574
		266,845
ENERGY – 2.4%
Targa Resources Corp.	300	80,308
ConocoPhillips	551	57,313
		137,621
MATERIALS – 1.4%
Glencore PLC	6,722	45,811
Amrize Ltd.	651	34,704
		80,515
TOTAL COMMON STOCKS – 60.1%
(Cost $2,790,148)		3,507,508

	Par Value	Value
FIXED INCOME – 38.6%
CORPORATE BONDS – 17.0%
FINANCIALS – 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, due 01/15/33	$16,250	15,869
Ally Financial, Inc.
6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,591
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,937
American Express Co.
4.456% (1 day USD SOFR + .867%), due 02/10/32 (c)	10,000	9,852
Bank of America Corp.
4.477% (1 day USD SOFR + .870%), due 04/23/30 (c)	13,575	13,489
Blackstone Private Credit Fund
5.95%, due 05/15/31	10,000	9,845
Blue Owl Credit Income Corp., 144A
6.55%, due 10/15/31 (e)	9,850	9,806
Capital One Financial Corp.
4.722% (1 day USD SOFR + 1.150%), due 01/30/32 (c)	19,600	19,336
Charles Schwab Corp.
5.493% (1 day USD SOFR + 1.280%), due 05/21/37 (c)	20,000	20,270
Citadel Securities Global Holdings LLC, 144A
5.75%, due 03/27/36 (e)	17,000	16,844
First Citizens BancShares, Inc.
4.869% (1 day USD SOFR + 1.487%), due 03/03/32 (c)	18,125	17,628
5.60% (5 yr. CMT + 1.850%), due 09/05/35 (c)	13,250	13,010
Global Payments, Inc.
5.55%, due 11/15/35	10,250	9,937
Golub Capital Private Credit Fund, 144A
5.60%, due 04/15/31 (e)	10,000	9,574
JPMorgan Chase & Co.
4.622% (1 day USD SOFR + .990%), due 04/23/32 (c)	34,750	34,349
KKR & Co., Inc.
5.10%, due 08/07/35	19,000	18,380
LPL Holdings, Inc.
5.15%, due 06/15/30	14,225	14,270
Morgan Stanley
4.809% (1 Day USD SOFR Index + 1.180%), due 04/16/32 (c)	16,000	15,876
Renasant Corp.
6.25% (3 mo. USD Term SOFR + 2.450%), due 06/01/36 (c)	7,850	7,872
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,911
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,827
Truist Financial Corp.
5.281% (1 day USD SOFR + 1.414%), due 04/23/37 (c)	10,000	9,903
Wells Fargo & Co.
4.844% (1 day USD SOFR + .970%), due 05/20/32 (c)	20,750	20,680
		320,056
CONSUMER DISCRETIONARY – 4.6%
Airbnb, Inc.
5.25%, due 03/16/36	30,000	29,876
Amazon.com, Inc.
4.875%, due 03/13/36	10,000	9,844
American Honda Finance Corp.
5.20%, due 04/08/33	10,000	10,013
5.10%, due 01/08/36	10,000	9,825
Brunswick Corp.
2.40%, due 08/18/31	35,813	31,321
Carnival Corp. Ltd., 144A
5.75%, due 08/01/32 (e)	9,750	9,845
Daimler Truck Finance North America LLC, 144A
4.50%, due 04/12/31 (e)	17,850	17,524
Expedia Group, Inc.
4.625%, due 08/01/27	13,576	13,585
General Motors Financial Co., Inc.
5.45%, due 01/08/36	10,000	9,962
Hilton Domestic Operating Co., Inc., 144A
5.50%, due 09/15/31 (e)	5,000	5,013
5.50%, due 03/31/34 (e)	2,500	2,478
Hyatt Hotels Corp.
5.75%, due 03/30/32	20,000	20,622
Hyundai Capital America, 144A
5.00%, due 06/18/31 (e)	9,350	9,335
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	8,540	8,180

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.6% (cont.)
CORPORATE BONDS – 17.0% (cont.)
CONSUMER DISCRETIONARY – 4.6% (cont.)
4.375%, due 01/15/31 (e)	$5,000	$4,740
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,745
Marriott International, Inc.
4.50%, due 05/01/33	10,000	9,679
Mercedes-Benz Finance North America LLC, 144A
4.50%, due 03/10/31 (e)	10,000	9,818
MGM Resorts International
4.75%, due 10/15/28	13,875	13,777
Phinia, Inc., 144A
6.625%, due 10/15/32 (e)	6,523	6,663
QXO Building Products, Inc., 144A
6.75%, due 04/30/32 (e)	13,750	14,198
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	17,250	16,376
		269,419
INDUSTRIALS – 1.4%
AutoNation, Inc.
3.85%, due 03/01/32	4,750	4,438
Carlisle Cos., Inc.
5.55%, due 09/15/40	5,875	5,834
Columbus McKinnon Corp., 144A
7.125%, due 02/01/33 (e)	10,000	10,021
Deere & Co.
5.45%, due 01/16/35	10,000	10,339
Delta Air Lines, Inc.
5.25%, due 07/10/30	13,000	13,142
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (e)	18,500	16,933
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (e)	7,750	7,883
4.75%, due 04/30/28 (e)	3,000	3,003
United Airlines, Inc., 144A
4.625%, due 04/15/29 (e)	10,000	9,861
		81,454
ENERGY – 1.1%
Aker BP ASA, 144A
4.00%, due 01/15/31 (e)	10,000	9,629
Enbridge, Inc.
4.85%, due 03/27/31	3,250	3,247
Expand Energy Corp.
4.75%, due 02/01/32	25,000	24,365
MPLX LP
5.30%, due 04/01/36	10,000	9,857
Valero Energy Corp.
5.15%, due 03/10/36	9,500	9,351
Williams Cos., Inc.
5.15%, due 03/15/36	10,000	9,829
		66,278
COMMUNICATION SERVICES – 1.0%
Alphabet, Inc.
4.80%, due 02/15/36	10,000	9,830
Beignet Investor LLC, 144A
6.581%, due 05/30/49 (e)	10,000	10,202
Booking Holdings, Inc.
5.375%, due 05/07/36	7,350	7,360
Meta Platforms, Inc.
6.30%, due 05/15/56	7,850	7,814
5.25%, due 05/15/36	7,850	7,795
Space Exploration Technologies Corp., 144A
5.875%, due 07/15/36 (e)	10,000	9,870
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (e)	7,750	7,740
		60,611
REAL ESTATE – 0.9%
Alexandria Real Estate Equities, Inc.
5.25%, due 03/15/36	14,000	13,765
CBRE Services, Inc.
4.90%, due 01/15/33	18,125	17,864
GLP Capital LP/GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	8,900
5.75%, due 06/01/28	4,975	5,030
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	2,425	2,437
RHP Hotel Properties LP/RHP Finance Corp., 144A
5.75%, due 03/15/34 (e)	4,875	4,830
		52,826
HEALTH CARE – 0.8%
Centene Corp.
3.00%, due 10/15/30	10,000	9,051
Cigna Group
4.875%, due 09/15/32	10,000	9,979
CVS Health Corp.
4.78%, due 03/25/38	20,000	18,751
GE HealthCare Technologies, Inc.
4.95%, due 12/15/35	9,875	9,638
		47,419
INFORMATION TECHNOLOGY – 0.8%
Broadcom, Inc.
4.60%, due 07/15/30	7,750	7,724
Oracle Corp.
5.875%, due 09/26/45	9,000	7,878
5.70%, due 02/04/36	5,000	4,842
6.90%, due 11/09/52	4,850	4,650
Salesforce, Inc.
5.55%, due 03/15/36	20,000	19,985
ServiceNow, Inc.
5.40%, due 05/15/36	1,850	1,849
		46,928
UTILITIES – 0.5%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,703
Southern Power Co.
4.90%, due 10/01/35	4,250	4,123

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.6% (cont.)
CORPORATE BONDS – 17.0% (cont.)
UTILITIES – 0.5% (cont.)
Vistra Operations Co. LLC, 144A
4.70%, due 01/31/31 (e)	$10,000	$9,800
		27,626
MATERIALS – 0.4%
Celanese U.S. Holdings LLC
7.55%, due 11/15/30	7,500	7,950
7.375%, due 02/15/34	2,444	2,525
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (e)	10,000	8,928
Westlake Corp.
5.55%, due 11/15/35	1,850	1,834
		21,237
Total Corporate Bonds
(Cost $1,003,423)		993,854

MORTGAGE-BACKED SECURITIES – 6.5%
Federal Home Loan Mortgage Corp., Pool SD5400
2.00%, due 01/01/52	35,226	28,480
Federal National Mortgage Association
5.50%, due 12/01/55	26,151	26,250
3.00%, due 05/01/52	28,692	25,302
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	28,917	24,782
Federal National Mortgage Association, Pool FA1274
2.00%, due 02/01/52	29,374	23,767
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	23,909	23,138
Federal Home Loan Mortgage Corp., Pool SL4397
3.00%, due 05/01/52	25,007	22,018
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	20,615	20,837
Federal Home Loan Mortgage Corp., Pool SD4953
2.50%, due 11/01/51	21,071	18,022
Federal National Mortgage Association
3.00%, due 04/01/51	20,129	17,826
2.50%, due 03/01/52	21,066	17,812
Federal Home Loan Mortgage Corp., Pool SD8188
2.00%, due 01/01/52	22,112	17,748
Federal National Mortgage Association
3.00%, due 08/01/50	18,532	16,393
Federal Home Loan Mortgage Corp., Pool RA7375
3.00%, due 05/01/52	17,989	15,760
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	18,171	15,467
Federal National Mortgage Association
2.50%, due 05/01/51	17,028	14,413
Federal National Mortgage Association, Pool BU1118
2.50%, due 10/01/51	14,733	12,555
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	8,439	8,510
Federal Home Loan Mortgage Corp., Pool SL5783
2.00%, due 04/01/52	10,000	8,070
Federal National Mortgage Association
3.00%, due 02/01/52	8,517	7,495
3.00%, due 05/01/52	8,166	7,200
Federal National Mortgage Association, Pool FA0201
5.50%, due 12/01/54	7,109	7,157
TOTAL MORTGAGE-BACKED SECURITIES – 6.5%
(Cost $376,901)		379,002

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	23,195	23,296
Government National Mortgage Association REMICS, Series 2023-149-Class DZ
5.50%, due 10/20/53	20,836	21,021
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	18,415	18,301
Santander Mortgage Asset Receivable Trust, Series 2026-NQMS1-Class A1, 144A
5.594%, due 10/25/65 (e)	18,000	18,016
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A
7.038%, due 05/25/55 (c) (e)	15,099	15,871
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A
6.953%, due 02/25/55 (c) (e)	13,856	14,639
Government National Mortgage Association REMICS, Series 2023-164-Class BZ
6.00%, due 11/20/53	14,291	14,588
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A
5.133%, due 05/25/66 (e)	12,689	12,552
JP Morgan Mortgage Trust, Series 2025-NQM4-Class A2, 144A
5.157%, due 03/25/66 (e)	12,298	12,149
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.881%, due 12/25/54 (c) (e)	10,629	11,048
OBX Trust, Series 2026-NQM6-Class A2, 144A
5.316%, due 04/26/66 (e)	10,956	10,907

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.6% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5% (cont.)
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ
5.00%, due 03/25/54	$11,473	$10,825
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.648%, due 11/25/65 (e)	10,698	10,683
Angel Oak Mortgage Trust, Series 2025-13-Class A2, 144A
5.183%, due 10/25/70 (e)	10,086	9,988
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A
6.582%, due 06/25/55 (c) (e)	9,153	9,496
Angel Oak Mortgage Trust, Series 2026-1-Class A2, 144A
4.971%, due 02/25/71 (e)	9,325	9,187
A&D Mortgage Trust, Series 2025-NQM4-Class A2, 144A
5.479%, due 10/25/70 (e)	9,219	9,168
New Residential Mortgage Loan Trust, Series 2026-NQM5-Class A2, 144A
5.479%, due 04/25/66 (e)	8,657	8,632
OBX Trust, Series 2025-NQM23-Class A2, 144A
5.176%, due 10/25/65 (e)	8,658	8,577
A&D Mortgage Trust, Series 2026-NQM2-Class A2, 144A
5.013%, due 03/25/71 (e)	7,773	7,660
New Residential Mortgage Loan Trust, Series 2026-NQM7-Class A2, 144A
5.57%, due 06/25/66 (e)	7,500	7,477
Federal National Mortgage Association REMICS, Series 2020-24-Class AH
1.50%, due 04/25/50	9,527	7,461
Angel Oak Mortgage Trust, Series 2025-12-Class A2, 144A
5.14%, due 12/25/70 (e)	7,530	7,447
JP Morgan Mortgage Trust, Series 2026-NQM1-Class A2, 144A
4.948%, due 06/25/66 (e)	7,551	7,444
GS Mortgage-Backed Securities Trust, Series 2025-PJ6-Class B1, 144A
6.523%, due 11/25/55 (c) (e)	6,899	7,055
JP Morgan Mortgage Trust, Series 2025-9-Class B1, 144A
6.407%, due 03/25/56 (c) (e)	6,690	6,795
Angel Oak Mortgage Trust, Series 2026-3-Class A2, 144A
5.614%, due 06/25/71 (e)	6,210	6,209
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A
5.608%, due 07/25/65 (e)	5,522	5,503
Angel Oak Mortgage Trust, Series 2026-3-Class A1, 144A
5.512%, due 06/25/71 (c) (e)	5,424	5,423
OBX Trust, Series 2025-NQM13-Class A2, 144A
5.614%, due 05/25/65 (e)	5,068	5,057
RCKT Mortgage Trust, Series 2025-1-Class B2A, 144A
6.418%, due 03/25/55 (c) (e)	4,670	4,796
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A
6.113%, due 07/25/55 (c) (e)	4,786	4,780
A&D Mortgage Trust, Series 2026-NQM3-Class A2, 144A
5.332%, due 04/25/71 (e)	4,486	4,445
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A
6.113%, due 07/25/55 (c) (e)	3,739	3,745
Federal Home Loan Mortgage Corp. REMICS, Series 5020-Class EN
1.50%, due 10/25/50	4,586	3,696
A&D Mortgage Trust, Series 2026-NQM4-Class A2, 144A
5.725%, due 06/25/71 (e)	3,643	3,639
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.577%, due 08/25/70 (e)	3,559	3,544
Angel Oak Mortgage Trust, Series 2025-10-Class A2, 144A
5.163%, due 09/25/70 (e)	3,435	3,401
OBX Trust, Series 2026-NQM2-Class A2, 144A
5.042%, due 12/01/65 (e)	3,341	3,318
Angel Oak Mortgage Trust, Series 2025-9-Class A2, 144A
5.395%, due 08/25/70 (e)	2,730	2,715
JP Morgan Mortgage Trust, Series 2025-10-Class B1, 144A
6.379%, due 05/25/56 (c) (e)	2,524	2,535
OBX Trust, Series 2025-NQM16-Class A2, 144A
5.058%, due 08/25/65 (e)	2,551	2,523
New Residential Mortgage Loan Trust, Series 2026-NQM6-Class A2, 144A
5.496%, due 05/25/66 (e)	2,360	2,346
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.421%, due 09/25/55 (c) (e)	1,968	1,983
A&D Mortgage Trust, Series 2026-NQM1-Class A2, 144A
5.114%, due 02/25/71 (e)	1,896	1,872
OBX Trust, Series 2026-NQM1-Class A2, 144A
5.07%, due 11/25/65 (e)	1,862	1,844
OBX Trust, Series 2026-NQM3-Class A2, 144A
4.774%, due 01/25/66 (e)	1,872	1,844
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.149%, due 06/25/55 (c) (e)	1,719	1,693
OBX Trust, Series 2026-NQM8-Class A2, 144A
5.498%, due 05/25/66 (e)	1,000	998

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.6% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5% (cont.)
OBX Trust, Series 2025-NQM15-Class A2, 144A
5.396%, due 07/27/65 (e)	$734	$730
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
(Cost $378,866)		378,922

GOVERNMENT AND AGENCY SECURITIES – 5.0%
U.S. GOVERNMENT BONDS – 3.2%
U.S. Treasury Bonds
4.50%, due 11/15/54	72,500	67,490
4.75%, due 02/15/45	43,700	42,746
3.625%, due 02/15/53	50,000	39,985
4.625%, due 11/15/44	29,425	28,357
4.75%, due 05/15/55	8,400	8,148
		186,726
U.S. GOVERNMENT NOTES – 1.8%
U.S. Treasury Notes
4.25%, due 05/15/35	70,200	69,372
4.375%, due 05/15/36	20,000	19,893
4.25%, due 08/15/35	15,000	14,809
		104,074
Total Government and Agency Securities
(Cost $299,998)		290,800

ASSET BACKED SECURITIES – 2.2%
Carvana Auto Receivables Trust, Series 2025-P4-Class C,
5.04%, due 04/12/32	12,000	11,800
Exeter Select Automobile Receivables Trust, Series 2026-1-Class N, 144A,
6.87%, due 06/15/34 (e)	11,065	11,044
Exeter Automobile Receivables Trust, Series 2026-3A-Class N, 144A,
6.66%, due 07/17/34 (e)	9,000	8,997
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	8,000	7,918
Exeter Automobile Receivables Trust, Series 2026-2A-Class N, 144A,
6.89%, due 11/15/33 (e)	7,107	7,102
Carvana Auto Receivables Trust, Series 2026-P2-Class N, 144A,
5.37%, due 06/12/34 (e)	6,837	6,834
Carvana Auto Receivables Trust, Series 2026-P1-Class N, 144A,
5.39%, due 03/10/34 (e)	6,701	6,701
Sierra Timeshare Receivables Funding LLC, Series 2026-1A-Class C, 144A,
5.19%, due 12/22/42 (e)	6,570	6,502
M&T Bank RV Trust, Series 2026-1A-Class A, 144A,
4.35%, due 01/15/46 (e)	5,785	5,700
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (e)	5,000	5,189
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (e)	4,705	4,694
Westlake Automobile Receivables Trust, Series 2025-2A-Class D, 144A,
5.08%, due 05/15/31 (e)	4,600	4,600
Exeter Automobile Receivables Trust, Series 2026-1A-Class N, 144A,
6.45%, due 08/15/33 (e)	4,000	3,994
Flagship Credit Auto Trust, Series 2022-1-Class E, 144A,
5.37%, due 06/15/29 (e)	5,494	3,601
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A,
8.42%, due 08/15/31 (e)	3,100	3,217
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (e)	3,000	3,081
Flagship Credit Auto Trust, Series 2022-3-Class E, 144A,
7.95%, due 10/15/29 (e)	5,500	2,538
Flagship Credit Auto Trust, Series 2021-2-Class E, 144A,
3.16%, due 09/15/28 (e)	2,600	2,528
Flagship Credit Auto Trust, Series 2022-4-Class C, 144A,
7.71%, due 10/16/28 (e)	2,332	2,349
Carvana Auto Receivables Trust, Series 2025-P4-Class N, 144A,
5.46%, due 11/10/33 (e)	2,217	2,217
Flagship Credit Auto Trust, Series 2023-2-Class E, 144A,
10.89%, due 07/15/30 (e)	3,500	2,167
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A,
5.94%, due 01/20/43 (e)	2,002	2,016
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (e)	1,947	1,995
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (e)	1,868	1,910
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (e)	1,747	1,740
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,625	1,644

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.6% (cont.)
ASSET BACKED SECURITIES – 2.2% (cont.)
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (e)	$1,513	$1,524
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (e)	1,355	1,413
Carmax Auto Owner Trust, Series 2025-4-Class D,
5.11%, due 05/17/32	1,000	996
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A,
8.02%, due 01/20/43 (e)	979	994
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (e)	267	268
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (e)	133	135
Total Asset Backed Securities
(Cost $129,198)		127,408

BANK LOANS (f) – 1.4%
CONSUMER STAPLES – 0.6%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.144% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (c)	23,353	23,314
Belron Finance 2019 LLC 2026 Repriced Term Loan B
5.657% (3 mo. USD Term SOFR + 2.000%), due 10/16/31 (c)	13,265	13,246
		36,560
CONSUMER DISCRETIONARY – 0.6%
Raising Cane's Restaurants LLC 2024 Term Loan B
5.644% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	7,840	7,801
Peer Holding III BV 2025 USD Term Loan B5B
6.232% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (c)	4,925	4,931
Peer Holding III BV 2025 USD Term Loan B
5.982% (3 mo. USD Term SOFR + 2.250%), due 10/14/32 (c)	4,988	4,987
Raising Cane's Restaurants LLC 2025 Term Loan B
5.644% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (c)	13,433	13,365
Skymiles IP Ltd. 2026 Term Loan B
4.925% (3 mo. USD Term SOFR + 1.250%), due 10/20/28 (c)	3,844	3,839
		34,923
FINANCIALS – 0.1%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan
6.144% (1 mo. USD Term SOFR + 2.500%), due 12/10/30 (c)	6,603	6,581
INDUSTRIALS – 0.1%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
6.894% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (c)	4,936	4,737
Total Bank Loans
(Cost $83,400)		82,801
TOTAL FIXED INCOME – 38.6%
(Cost $2,271,786)		2,252,787

SHORT-TERM INVESTMENTS – 1.3%
REPURCHASE AGREEMENT – 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $77,491, collateralized by United States Treasury Notes, 3.875% - 4.000% due 10/15/27 - 12/31/27, aggregate value plus accrued interest of $79,034 (Cost: $77,484)	77,484	77,484
TOTAL SHORT-TERM INVESTMENTS – 1.3%
(Cost $77,484)		77,484
TOTAL INVESTMENTS – 100.0%
(Cost $5,139,418)		5,837,779
Liabilities In Excess of Other Assets – 0.0% (g)		(299)
NET ASSETS – 100.0%		$5,837,480

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Floating Rate Note. Rate shown is as of June 30, 2026.
(d)	Security is perpetual and has no stated maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $633,878 (in thousands) or 10.86% of net assets.
(f)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(g)	Amount rounds to less than 0.1%.

Abbreviations:

SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$390.00	8/21/26	(1,700)	$(60,753)	$(1,491)	$(4,620)	$3,129
				$(60,753)	$(1,491)	$(4,620)	$3,129

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks	$3,507,508	$0	$0
Corporate Bonds	0	993,854	0
Mortgage-Backed Securities	0	379,002	0
Collateralized Mortgage Obligations	0	378,922	0
Government and Agency Securities	0	290,800	0
Asset Backed Securities	0	127,408	0
Bank Loans	0	82,801	0
Short-Term Investments	0	77,484	0
Call Options Written—Liabilities	(1,491)	0	0
Total	$3,506,017	$2,330,271	$0

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.1%
CORPORATE BONDS – 42.4%
FINANCIALS – 12.5%
Ally Financial, Inc., Series C
4.70% (7 yr. CMT + 3.481%) (a) (b)	$1,000	$969
Blackstone Private Credit Fund
5.95%, due 05/15/31	3,000	2,953
Blue Owl Credit Income Corp.
5.80%, due 03/15/30	3,000	2,923
Capital One Financial Corp.
5.399% (1 day USD SOFR + 1.508%), due 01/30/37 (a)	2,500	2,467
Charles Schwab Corp.
5.493% (1 day USD SOFR + 1.280%), due 05/21/37 (a)	2,500	2,534
Citadel Securities Global Holdings LLC, 144A
5.75%, due 03/27/36 (c)	2,500	2,477
First Citizens BancShares, Inc.
4.869% (1 day USD SOFR + 1.487%), due 03/03/32 (a)	2,500	2,431
Global Payments, Inc.
5.55%, due 11/15/35	2,250	2,181
Golub Capital Private Credit Fund, 144A
5.60%, due 04/15/31 (c)	2,500	2,394
KKR & Co., Inc.
5.10%, due 08/07/35	2,750	2,660
LPL Holdings, Inc.
5.15%, due 06/15/30	2,000	2,006
Morgan Stanley
4.809% (1 Day USD SOFR Index + 1.180%), due 04/16/32 (a)	1,500	1,488
Renasant Corp.
6.25% (3 mo. USD Term SOFR + 2.450%), due 06/01/36 (a)	2,000	2,006
South State Bank NA
8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (a)	500	530
Truist Financial Corp.
5.281% (1 day USD SOFR + 1.414%), due 04/23/37 (a)	2,500	2,476
Wells Fargo & Co.
4.844% (1 day USD SOFR + .970%), due 05/20/32 (a)	3,500	3,488
		35,983
CONSUMER DISCRETIONARY – 8.6%
Airbnb, Inc.
5.25%, due 03/16/36	2,000	1,992
4.65%, due 03/16/31	1,250	1,242
Amazon.com, Inc.
4.875%, due 03/13/36	2,500	2,461
American Honda Finance Corp.
5.10%, due 01/08/36	2,000	1,965
Carnival Corp. Ltd., 144A
5.75%, due 08/01/32 (c)	2,000	2,020
Core & Main LP, 144A
6.00%, due 07/01/34 (c)	750	754
Daimler Truck Finance North America LLC, 144A
4.50%, due 04/12/31 (c)	2,000	1,963
General Motors Financial Co., Inc.
5.45%, due 01/08/36	1,500	1,494
Hyatt Hotels Corp.
5.75%, due 03/30/32	2,000	2,062
Hyundai Capital America, 144A
5.00%, due 06/18/31 (c)	2,000	1,997
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	2,000	1,896
M/I Homes, Inc.
3.95%, due 02/15/30	850	807
Mercedes-Benz Finance North America LLC, 144A
4.50%, due 03/10/31 (c)	2,000	1,964
QXO Building Products, Inc., 144A
6.75%, due 04/30/32 (c)	2,000	2,065
		24,682
COMMUNICATION SERVICES – 6.5%
Beignet Investor LLC, 144A
6.581%, due 05/30/49 (c)	3,500	3,571
Booking Holdings, Inc.
5.375%, due 05/07/36	2,500	2,503
HUT 8 DC LLC, 144A
6.192%, due 11/15/42 (c)	3,500	3,545
Meta Platforms, Inc.
6.30%, due 05/15/56	2,000	1,991
5.25%, due 05/15/36	2,000	1,986
Space Exploration Technologies Corp., 144A
5.875%, due 07/15/36 (c)	3,000	2,961
Vail Resorts, Inc., 144A
5.625%, due 07/15/30 (c)	2,000	1,997
		18,554
INFORMATION TECHNOLOGY – 3.5%
OAK-Eagle Acquireco, Inc., 144A
7.25%, due 07/01/33 (c)	2,000	2,092
Oracle Corp.
6.90%, due 11/09/52	2,500	2,397
Salesforce, Inc.
5.55%, due 03/15/36	2,500	2,498
ServiceNow, Inc.
5.40%, due 05/15/36	3,000	2,999
		9,986
ENERGY – 2.4%
Aker BP ASA, 144A
4.00%, due 01/15/31 (c)	1,500	1,444
Enbridge, Inc.
4.85%, due 03/27/31	1,500	1,499
Expand Energy Corp.
4.75%, due 02/01/32	1,750	1,705
MPLX LP
5.30%, due 04/01/36	1,500	1,479
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	786	814
		6,941
INDUSTRIALS – 2.4%
AutoNation, Inc.
3.85%, due 03/01/32	1,500	1,401
Delta Air Lines, Inc.
5.25%, due 07/10/30	2,000	2,022

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.1% (cont.)
CORPORATE BONDS – 42.4% (cont.)
INDUSTRIALS – 2.4% (cont.)
Molex Electronic Technologies LLC, 144A
5.25%, due 04/30/32 (c)	$2,000	$2,035
United Airlines, Inc., 144A
4.625%, due 04/15/29 (c)	1,500	1,479
		6,937
HEALTH CARE – 2.4%
Baxter International, Inc.
4.90%, due 12/15/30	1,000	992
Centene Corp.
3.00%, due 10/15/30	2,500	2,263
GE HealthCare Technologies, Inc.
4.95%, due 12/15/35	2,000	1,952
Insulet Corp., 144A
6.50%, due 04/01/33 (c)	1,500	1,521
		6,728
REAL ESTATE – 1.8%
CBRE Services, Inc.
4.90%, due 01/15/33	2,000	1,971
Omega Healthcare Investors, Inc.
5.20%, due 07/01/30	1,250	1,256
RHP Hotel Properties LP/RHP Finance Corp., 144A
5.75%, due 03/15/34 (c)	2,000	1,982
		5,209
UTILITIES – 1.4%
Southern Co., Series 21-A
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	997
Southern Power Co.
4.90%, due 10/01/35	1,500	1,455
Vistra Operations Co. LLC, 144A
4.70%, due 01/31/31 (c)	1,500	1,470
		3,922
MATERIALS – 0.5%
Celanese U.S. Holdings LLC
7.55%, due 11/15/30	1,313	1,392
CONSUMER STAPLES – 0.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 144A
5.625%, due 03/10/37 (c)	1,250	1,245
Total Corporate Bonds
(Cost $121,902)		121,579

MORTGAGE-BACKED SECURITIES – 19.9%
Federal Home Loan Mortgage Corp., Pool SL5783
2.00%, due 04/01/52	10,000	8,070
Federal National Mortgage Association
5.50%, due 12/01/55	6,071	6,094
Federal Home Loan Mortgage Corp., Pool RA7375
3.00%, due 05/01/52	5,947	5,210
Federal National Mortgage Association
2.50%, due 03/01/52	5,956	5,036
2.50%, due 05/01/51	5,370	4,546
3.00%, due 05/01/52	5,110	4,506
3.00%, due 08/01/50	4,483	3,965
3.00%, due 04/01/51	4,473	3,961
Federal Home Loan Mortgage Corp., Pool SL4397
3.00%, due 05/01/52	4,396	3,870
Federal Home Loan Mortgage Corp., Pool SD3470
2.50%, due 06/01/52	3,109	2,664
Federal National Mortgage Association
3.00%, due 05/01/52	2,182	1,924
2.00%, due 11/01/51	2,048	1,659
Federal National Mortgage Association, Pool CB0830
2.50%, due 06/01/51	1,664	1,416
Federal National Mortgage Association
2.50%, due 11/01/51	1,591	1,347
3.00%, due 02/01/52	1,164	1,024
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	896	906
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	844	851
TOTAL MORTGAGE-BACKED SECURITIES – 19.9%
(Cost $57,087)		57,049

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.6%
Federal National Mortgage Association REMICS, Series 2020-24-Class AH
1.50%, due 04/25/50	3,176	2,487
OBX Trust, Series 2026-NQM1-Class A2, 144A
5.07%, due 11/25/65 (c)	2,327	2,305
Government National Mortgage Association REMICS, Series 2023-164-Class BZ
6.00%, due 11/20/53	2,101	2,145
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.881%, due 12/25/54 (a) (c)	1,945	2,021
Santander Mortgage Asset Receivable Trust, Series 2026-NQMS1-Class A1, 144A
5.594%, due 10/25/65 (c)	2,000	2,002
Angel Oak Mortgage Trust, Series 2026-3-Class A1, 144A
5.512%, due 06/25/71 (a) (c)	2,000	2,000
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A
6.421%, due 09/25/55 (a) (c)	1,968	1,983

Oakmark.com

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.1% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.6% (cont.)
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A
6.149%, due 06/25/55 (a) (c)	$1,946	$1,916
A&D Mortgage Trust, Series 2026-NQM1-Class A2, 144A
5.114%, due 02/25/71 (c)	1,935	1,911
Angel Oak Mortgage Trust, Series 2025-12-Class A2, 144A
5.14%, due 12/25/70 (c)	1,872	1,852
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ
5.50%, due 04/25/54	1,689	1,679
Angel Oak Mortgage Trust, Series 2026-3-Class A2, 144A
5.614%, due 06/25/71 (c)	1,500	1,500
New Residential Mortgage Loan Trust, Series 2026-NQM7-Class A2, 144A
5.57%, due 06/25/66 (c)	1,250	1,246
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z
6.00%, due 01/25/54	1,161	1,166
JP Morgan Mortgage Trust, Series 2025-9-Class B1, 144A
6.407%, due 03/25/56 (a) (c)	991	1,007
New Residential Mortgage Loan Trust, Series 2026-NQM5-Class A2, 144A
5.479%, due 04/25/66 (c)	985	982
New Residential Mortgage Loan Trust, Series 2026-NQM6-Class A2, 144A
5.496%, due 05/25/66 (c)	983	977
OBX Trust, Series 2026-NQM6-Class A2, 144A
5.316%, due 04/26/66 (c)	974	970
A&D Mortgage Trust, Series 2026-NQM3-Class A2, 144A
5.332%, due 04/25/71 (c)	975	966
OBX Trust, Series 2026-NQM3-Class A2, 144A
4.774%, due 01/25/66 (c)	936	922
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.577%, due 08/25/70 (c)	902	899
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A
5.133%, due 05/25/66 (c)	906	896
JP Morgan Mortgage Trust, Series 2025-NQM4-Class A2, 144A
5.157%, due 03/25/66 (c)	878	868
Angel Oak Mortgage Trust, Series 2025-9-Class A2, 144A
5.395%, due 08/25/70 (c)	853	848
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A
5.608%, due 07/25/65 (c)	849	847
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A
5.648%, due 11/25/65 (c)	792	791
OBX Trust, Series 2025-NQM15-Class A2, 144A
5.396%, due 07/27/65 (c)	734	730
OBX Trust, Series 2025-NQM13-Class A2, 144A
5.614%, due 05/25/65 (c)	724	722
OBX Trust, Series 2026-NQM8-Class A2, 144A
5.498%, due 05/25/66 (c)	500	499
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 13.6%
(Cost $39,238)		39,137

GOVERNMENT AND AGENCY SECURITIES – 12.1%
U.S. GOVERNMENT BONDS – 7.2%
U.S. Treasury Bonds
5.00%, due 05/15/45	4,750	4,790
4.625%, due 11/15/44	2,750	2,650
4.75%, due 11/15/43	2,000	1,967
4.75%, due 08/15/55	2,000	1,941
4.125%, due 08/15/44	2,000	1,809
3.00%, due 08/15/52	2,500	1,773
4.75%, due 05/15/55	1,625	1,576
4.375%, due 08/15/43	1,500	1,410
3.625%, due 05/15/53	1,500	1,199
4.125%, due 08/15/53	500	437
3.375%, due 08/15/42	500	417
2.00%, due 11/15/41	500	346
2.00%, due 08/15/51	500	285
		20,600
U.S. GOVERNMENT NOTES – 4.9%
U.S. Treasury Notes
4.25%, due 05/31/33	5,000	4,981
4.375%, due 05/15/36	4,250	4,228
4.125%, due 02/15/36	4,000	3,903
4.25%, due 08/15/35	1,000	987
		14,099
Total Government and Agency Securities
(Cost $36,286)		34,699

ASSET BACKED SECURITIES – 7.7%
Exeter Automobile Receivables Trust, Series 2026-3A-Class N, 144A,
6.66%, due 07/17/34 (c)	2,500	2,499
Exeter Automobile Receivables Trust, Series 2026-1A-Class N, 144A,
6.45%, due 08/15/33 (c)	2,000	1,997
Carvana Auto Receivables Trust, Series 2025-P4-Class C,
5.04%, due 04/12/32	2,000	1,967
M&T Bank RV Trust, Series 2026-1A-Class A, 144A,
4.35%, due 01/15/46 (c)	1,780	1,754

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.1% (cont.)
ASSET BACKED SECURITIES – 7.7% (cont.)
Sierra Timeshare Receivables Funding LLC, Series 2026-1A-Class C, 144A,
5.19%, due 12/22/42 (c)	$1,685	$1,667
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	1,320	1,306
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (c)	1,000	1,038
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,000	1,012
Carvana Auto Receivables Trust, Series 2026-P2-Class N, 144A,
5.37%, due 06/12/34 (c)	1,000	1,000
Exeter Select Automobile Receivables Trust, Series 2026-1-Class N, 144A,
6.87%, due 06/15/34 (c)	1,000	998
Carmax Auto Owner Trust, Series 2025-4-Class D,
5.11%, due 05/17/32	1,000	996
Flagship Credit Auto Trust, Series 2021-2-Class E, 144A,
3.16%, due 09/15/28 (c)	1,000	972
Flagship Credit Auto Trust, Series 2023-2-Class E, 144A,
10.89%, due 07/15/30 (c)	1,500	929
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	770
Flagship Credit Auto Trust, Series 2022-4-Class C, 144A,
7.71%, due 10/16/28 (c)	583	587
Flagship Credit Auto Trust, Series 2022-1-Class E, 144A,
5.37%, due 06/15/29 (c)	750	492
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A,
6.86%, due 01/21/42 (c)	470	469
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (c)	415	425
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (c)	376	374
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	234	244
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (c)	219	220
Flagship Credit Auto Trust, Series 2023-3-Class C, 144A,
6.01%, due 07/16/29 (c)	220	220
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	100	102
Total Asset Backed Securities
(Cost $22,371)		22,038

BANK LOANS (d) – 2.4%
CONSUMER STAPLES – 1.0%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B
6.144% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (a)	1,401	1,399
Belron Finance 2019 LLC 2026 Repriced Term Loan B
5.657% (3 mo. USD Term SOFR + 2.000%), due 10/16/31 (a)	1,474	1,472
		2,871
CONSUMER DISCRETIONARY – 0.6%
Raising Cane's Restaurants LLC 2025 Term Loan B
5.644% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (a)	1,493	1,485
Skymiles IP Ltd. 2026 Term Loan B
4.925% (3 mo. USD Term SOFR + 1.250%), due 10/20/28 (a)	275	274
		1,759
INDUSTRIALS – 0.5%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
6.894% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (a)	1,481	1,421
FINANCIALS – 0.3%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan
6.144% (1 mo. USD Term SOFR + 2.500%), due 12/10/30 (a)	991	987
Total Bank Loans
(Cost $7,102)		7,038
TOTAL FIXED INCOME – 98.1%
(Cost $283,986)		281,540

SHORT-TERM INVESTMENTS – 2.6%
REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.62% dated 6/30/26 due 7/1/26, repurchase price $7,423, collateralized by United States Treasury Notes, 3.875% due 10/15/27 - 12/31/27, aggregate value plus accrued interest of $7,570 (Cost: $7,422)	7,422	7,422
TOTAL SHORT-TERM INVESTMENTS – 2.6%
(Cost $7,422)		7,422

Oakmark.com

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Value
TOTAL INVESTMENTS – 100.7% (Cost $291,408)	288,962
Liabilities In Excess of Other Assets – (0.7)%	(1,960)
NET ASSETS – 100.0%	$287,002

(a)	Floating Rate Note. Rate shown is as of June 30, 2026.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $92,103 (in thousands) or 32.09% of net assets.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2026 (Unaudited)
Schedule of Investments (in thousands)

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s assets and liabilities.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate Bonds	$0	$121,579	$0
Mortgage-Backed Securities	0	57,049	0
Collateralized Mortgage Obligations	0	39,137	0
Government and Agency Securities	0	34,699	0
Asset Backed Securities	0	22,038	0
Bank Loans	0	7,038	0
Short-Term Investments	0	7,422	0
Total	$0	$288,962	$0

Oakmark.com